Offerings - Offering: 1	Mar. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 858,697
Fee Rate	0.01381%
Amount of Registration Fee	$ 118.59
Offering Note
(1) On March 27, 2026, the Registrant offered to purchase up to the number of shares of its common stock that it can repurchase with the cash retained during the quarter ended December 31, 2025, as a result of issuing shares through its distribution reinvestment plan to shareholders who elected to receive their distributions in the form of additional shares of common stock rather than in cash, at a price equal to the net asset value as of April 30, 2026. The transaction valuation is estimated solely for purposes of calculating the filing fee and represents the total cost to Registrant of purchasing the estimated maximum number of shares pursuant to the offer utilizing the net asset value per share of Class A and Class I shares of $3.78 as of January 31, 2026.
(2) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.